UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   645 Madison Ave
           9th Floor
           New York, New York 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  212-584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $      415,495
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2                           Gentry T. Beach
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALPHA NATURAL RESOURCES INC  COM             02076X102    5,889    98,100 SH       DEFINED    1,2         98,100      0    0
APACHE CORP                  COM             037411105   14,284   119,800 SH       DEFINED    1,2        119,800      0    0
ANADARKO PETE CORP           COM             032511107   10,373   136,198 SH       DEFINED    1,2        136,198      0    0
APPROACH RESOURCES INC       COM             03834A103    1,612    69,800 SH       DEFINED    1,2         69,800      0    0
ALLEGHENY TECHNOLOGIES INC   COM             01741R102      955    17,300 SH       DEFINED    1,2         17,300      0    0
BAKER HUGHES INC             COM             057224107    8,917   155,973 SH       DEFINED    1,2        155,973      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    5,859   115,500 SH       DEFINED    1,2        115,500      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,836   116,591 SH       DEFINED    1,2        116,591      0    0
CF INDS HLDGS INC            COM             125269100    3,710    27,450 SH       DEFINED    1,2         27,450      0    0
CORE LABORATORIES N V        COM             N22717107    2,760    30,990 SH       DEFINED    1,2         30,990      0    0
CANADIAN NAT RES LTD         COM             136385101    2,350    52,900 SH       DEFINED    1,2         52,900      0    0
CONSOL ENERGY INC            COM             20854P109    4,309    88,400 SH       DEFINED    1,2         88,400      0    0
CARRIZO OIL & CO INC         COM             144577103    3,663   106,200 SH       DEFINED    1,2        106,200      0    0
CONCHO RES INC               COM             20605P101    5,094    58,100 SH       DEFINED    1,2         58,100      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    7,709   115,288 SH       DEFINED    1,2        115,288      0    0
ENERGEN CORP                 COM             29265N108    5,666   117,400 SH       DEFINED    1,2        117,400      0    0
ENSCO PLC                    SPONSORED ADR   29358Q109    4,601    86,200 SH       DEFINED    1,2         86,200      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140   13,471   486,841 SH       DEFINED    1,2        486,841      0    0
FLOTEK INDS INC DEL          COM             343389102    1,617   296,756 SH       DEFINED    1,2        296,756      0    0
FRONTIER OIL CORP            COM             35914P105      964    53,500 SH       DEFINED    1,2         53,500      0    0
FOSTER WHEELER AG            COM             H27178104    2,099    60,799 SH       DEFINED    1,2         60,799      0    0
GEORESOURCES INC             COM             372476101      333    15,000 SH       DEFINED    1,2         15,000      0    0
GLOBAL INDS LTD              COM             379336100    3,005   433,600 SH       DEFINED    1,2        433,600      0    0
CHART INDS INC               COM PAR $0.01   16115Q308      622    18,400 SH       DEFINED    1,2         18,400      0    0
HYPERDYNAMICS CORP           COM             448954107    1,084   218,518 SH       DEFINED    1,2        218,518      0    0
HESS CORP                    COM             42809H107    4,615    60,300 SH       DEFINED    1,2         60,300      0    0
PETROHAWK ENERGY CORP        COM             716495106    4,648   254,670 SH       DEFINED    1,2        254,670      0    0
HARVEST NATURAL RESOURCES IN COM             41754V103    3,334   273,936 SH       DEFINED    1,2        273,936      0    0
HOLLY CORP                   COM PAR $0.01   435758305      970    23,800 SH       DEFINED    1,2         23,800      0    0
HELMERICH & PAYNE INC        COM             423452101    2,763    57,000 SH       DEFINED    1,2         57,000      0    0
JACOBS ENGR GROUP INC DEL    COM             469814107    2,242    48,900 SH       DEFINED    1,2         48,900      0    0
QUICKSILVER RESOURCES INC    COM             74837R104   10,190   691,315 SH       DEFINED    1,2        691,315      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    3,481   101,200 SH       DEFINED    1,2        101,200      0    0
MCDERMOTT INTL INC           COM             580037109    4,667   225,545 SH       DEFINED    1,2        225,545      0    0
MARTIN MARIETTA MATLS INC    COM             573284106      581     6,300 SH       DEFINED    1,2          6,300      0    0
MCMORAN EXPLORATION CO       COM             582411104    1,714   100,000 SH       DEFINED    1,2        100,000      0    0
MURPHY OIL CORP              COM             626717102   14,372   192,779 SH       DEFINED    1,2        192,779      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   14,323   610,534 SH       DEFINED    1,2        610,534      0    0
NEWFIELD EXPL CO             COM             651290108    4,593    63,700 SH       DEFINED    1,2         63,700      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   17,382   258,473 SH       DEFINED    1,2        258,473      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   17,382   258,473     PUT  DEFINED    1,2        258,473      0    0
NEWPARK RES INC              COM PAR $.01NEW 651718504      687   111,500 SH       DEFINED    1,2        111,500      0    0
OIL SVCS HOLDRS TR           DEPOSTRY RCPT   678002106    3,148    22,400 SH       DEFINED    1,2         22,400      0    0
OIL STS INTL INC             COM             678026105    8,609   134,333 SH       DEFINED    1,2        134,333      0    0
PRIDE INTL INC DEL           COM             74153Q102    5,200   157,563 SH       DEFINED    1,2        157,563      0    0
PETROLEUM DEV CORP           COM             716578109    2,858    67,647 SH       DEFINED    1,2         67,647      0    0
PIONEER NAT RES CO           COM             723787107   13,892   160,004 SH       DEFINED    1,2        160,004      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    9,739   303,027 SH       DEFINED    1,2        303,027      0    0
QEP RES INC                  COM             74733V100    2,313    63,700 SH       DEFINED    1,2         63,700      0    0
ROBBINS & MYERS INC          COM             770196103    4,294   120,000 SH       DEFINED    1,2        120,000      0    0
REX ENERGY CORPORATION       COM             761565100    1,675   122,720 SH       DEFINED    1,2        122,720      0    0
RIGNET INC                   COM             766582100      758    55,600 SH       DEFINED    1,2         55,600      0    0
ROSETTA RESOURCES INC        COM             777779307    3,868   102,772 SH       DEFINED    1,2        102,772      0    0
RANGE RES CORP               COM             75281A109    6,949   154,500     CALL DEFINED    1,2        154,500      0    0
RANGE RES CORP               COM             75281A109    4,633   103,000     PUT  DEFINED    1,2        103,000      0    0
SANDRIDGE ENERGY INC         COM             80007P307    9,326 1,274,000 SH       DEFINED    1,2      1,274,000      0    0
STONE ENERGY CORP            COM             861642106    1,964    88,125 SH       DEFINED    1,2         88,125      0    0
STEEL DYNAMICS INC           COM             858119100      992    54,200 SH       DEFINED    1,2         54,200      0    0
SUNCOR ENERGY INC NEW        COM             867224107    4,828   126,080 SH       DEFINED    1,2        126,080      0    0
TALISMAN ENERGY INC          COM             87425E103    4,130   186,100 SH       DEFINED    1,2        186,100      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TOREADOR RES CORP            COM             891050106    1,862   120,000 SH       DEFINED    1,2        120,000      0    0
ULTRAPETROL BAHAMAS LTD      COM             P94398107    1,490   231,700     CALL DEFINED    1,2        231,700      0    0
VALERO ENERGY CORP NEW       COM             91913Y100    1,447    62,600 SH       DEFINED    1,2         62,600      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113    1,010   497,498 SH       DEFINED    1,2        497,498      0    0
WEATHERFORD INTERNATIONAL LT REG             H27013103    2,659   116,613 SH       DEFINED    1,2        116,613      0    0
WEATHERFORD INTERNATIONAL LT REG             H27013103   10,566   463,400     PUT  DEFINED    1,2        463,400      0    0
WILLBROS GROUP INC DEL       COM             969203108      232    23,600 SH       DEFINED    1,2         23,600      0    0
WILLIAMS COS INC DEL         COM             969457100   16,077   650,352 SH       DEFINED    1,2        650,352      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   20,475   300,000     CALL DEFINED    1,2        300,000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   47,775   700,000     PUT  DEFINED    1,2        700,000      0    0


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